Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock to Be Issued	Accumulated Deficit	AOCL	Total
Balance at Dec. 31, 2018	$ 76,400	$ 1,425,885		$ (840,656)	$ (15,097)	$ 646,532
Balance (in Shares) at Dec. 31, 2018	76,400,016
Common stock issued pursuant to private placement, net of issuance costs	$ 14,325	7,090,407				7,104,732
Common stock issued pursuant to private placement, net of issuance costs (in Shares)	14,325,005
Common stock issued in connection with business combination	$ 13,553	6,763,064				6,776,617
Common stock issued in connection with business combination (in Shares)	13,553,233
Common stock issued pursuant to advisory agreements	$ 790	394,210				395,000
Common stock issued pursuant to advisory agreements (in Shares)	790,000
Common stock issued in connection with conversion of debt and accounts payable	$ 1,148	573,079				574,227
Common stock issued in connection with conversion of debt and accounts payable (in Shares)	1,148,454
Consolidation of variable interest entity		647,458				647,458
Deconsolidation of former subsidiary				(15,097)	15,097
Net loss				(3,057,534)		(3,057,534)
Balance at Dec. 31, 2019	$ 106,216	16,894,103		(3,913,287)		13,087,032
Balance (in Shares) at Dec. 31, 2019	106,216,708
Issuance of common stock pursuant to separation agreement	$ 1,176	763,049				764,225
Issuance of common stock pursuant to separation agreement (in Shares)	1,175,549
Issuance of common stock pursuant to accelerated vesting of RSU’s	$ 600	389,460				390,060
Issuance of common stock pursuant to accelerated vesting of RSU’s (in Shares)	600,000
Stock-based compensation		159,529				159,529
Net loss				(3,597,309)		(3,597,309)
Balance at Mar. 31, 2020	$ 107,992	18,206,141		(7,510,596)		10,803,537
Balance (in Shares) at Mar. 31, 2020	107,992,257
Balance at Dec. 31, 2019	$ 106,216	16,894,103		(3,913,287)		13,087,032
Balance (in Shares) at Dec. 31, 2019	106,216,708
Net loss						(10,310,306)
Balance at Sep. 30, 2020	$ 93,470	18,764,904		(14,223,593)		4,634,781
Balance (in Shares) at Sep. 30, 2020	93,470,152
Balance at Dec. 31, 2019	$ 106,216	16,894,103		(3,913,287)		13,087,032
Balance (in Shares) at Dec. 31, 2019	106,216,708
Issuance of common stock pursuant to separation agreement	$ 1,176	148,824				150,000
Issuance of common stock pursuant to separation agreement (in Shares)	1,175,549
Issuance of common stock pursuant to accelerated vesting of RSU’s	$ 600	162,440				163,040
Issuance of common stock pursuant to accelerated vesting of RSU’s (in Shares)	600,000
Stock-based compensation	$ 758	570,954				571,712
Stock-based compensation (in Shares)	757,895
Stock options issued and outstanding		555,532				555,532
Share cancellations	$ (15,350)	15,350
Share cancellations (in Shares)	(15,350,000)
Share issuance	$ 3,606	541,744				545,350
Share issuance (in Shares)	3,605,665
Common stock to be issued			98,535			98,535
Beneficial Conversion Feature of Note Payable (Note 3)		250,000				250,000
Net loss				(11,815,907)		(11,815,907)
Balance at Dec. 31, 2020	$ 97,006	19,138,947	98,535	(15,729,194)		3,605,294
Balance (in Shares) at Dec. 31, 2020	97,005,817
Balance at Mar. 31, 2020	$ 107,992	18,206,141		(7,510,596)		10,803,537
Balance (in Shares) at Mar. 31, 2020	107,992,257
Stock-based compensation		58,842				58,842
Share cancellations
Share cancellations (in Shares)	(15,050,000)
Net loss				(773,008)		(773,008)
Balance at Jun. 30, 2020	$ 107,992	18,264,983		(8,283,604)		10,089,371
Balance (in Shares) at Jun. 30, 2020	92,942,257
Stock-based compensation	$ 758	219,641				220,399
Stock-based compensation (in Shares)	757,895
Share cancellations	$ (15,350)	15,350
Share cancellations (in Shares)	(300,000)
Share issuance	$ 70	14,930				15,000
Share issuance (in Shares)	70,000
Beneficial Conversion Feature of Note Payable (Note 3)		250,000				250,000
Net loss				(5,939,989)		(5,939,989)
Balance at Sep. 30, 2020	$ 93,470	18,764,904		(14,223,593)		4,634,781
Balance (in Shares) at Sep. 30, 2020	93,470,152
Balance at Dec. 31, 2020	$ 97,006	19,138,947	98,535	(15,729,194)		3,605,294
Balance (in Shares) at Dec. 31, 2020	97,005,817
Stock-based compensation		250,817				250,817
Share issuance	$ 1,492	207,043	(98,535)			110,000
Share issuance (in Shares)	1,491,819
Net loss				(1,046,927)		(1,046,927)
Balance at Mar. 31, 2021	$ 98,498	19,596,807		(16,776,121)		2,919,184
Balance (in Shares) at Mar. 31, 2021	98,497,636
Balance at Dec. 31, 2020	$ 97,006	19,138,947	98,535	(15,729,194)		3,605,294
Balance (in Shares) at Dec. 31, 2020	97,005,817
Net loss						(6,190,381)
Balance at Sep. 30, 2021	$ 120,058	25,981,647		(21,919,575)		4,182,130
Balance (in Shares) at Sep. 30, 2021	120,058,181
Balance at Mar. 31, 2021	$ 98,498	19,596,807		(16,776,121)		2,919,184
Balance (in Shares) at Mar. 31, 2021	98,497,636
Stock-based compensation		190,026				190,026
Stock options issued and outstanding		710,202				710,202
Share issuance	$ 202					202
Share issuance (in Shares)	201,586
Share issuance related to Cryocann asset purchase	$ 10,000	1,794,500				1,804,500
Share issuance related to Cryocann asset purchase (in Shares)	10,000,000
Share issuance pursuant to employment agreements	$ 6,701	894,000				900,701
Share issuance pursuant to employment agreements (in Shares)	6,701,586
Share issuance in exchange for extinguishment of debt	$ 2,500	505,902				508,402
Share issuance in exchange for extinguishment of debt (in Shares)	2,500,000
Share issuance in exchange for services	$ 633	56,867				57,500
Share issuance in exchange for services (in Shares)	633,125
Warrants issued in conjunction with Convertible Notes Payable (Note 3)		888,371				888,371
Beneficial Conversion Feature of Note Payable (Note 3)		391,958				391,958
Net loss				(2,769,639)		(2,769,639)
Balance at Jun. 30, 2021	$ 118,534	25,028,633		(19,545,760)		5,601,407
Balance (in Shares) at Jun. 30, 2021	118,533,933
Stock-based compensation		68,628				68,628
Stock options issued and outstanding		258,003				258,003
Share issuance	$ 798	199,000				199,798
Share issuance (in Shares)	798,414
Share issuance in exchange for services	$ 634	239,853				240,487
Share issuance in exchange for services (in Shares)	633,707
Share issuance for interest payment on note payable	$ 92	23,317				23,409
Share issuance for interest payment on note payable (in Shares)	92,127
Warrants issued in conjunction with Convertible Notes Payable (Note 3)		40,408				40,408
Beneficial Conversion Feature of Note Payable (Note 3)		123,805				123,805
Net loss				(2,373,815)		(2,373,815)
Balance at Sep. 30, 2021	$ 120,058	$ 25,981,647		$ (21,919,575)		$ 4,182,130
Balance (in Shares) at Sep. 30, 2021	120,058,181